NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

Notes payable as of April 30, 2023 and October 31, 2022 consisted of the following:

	As of April 30,	As of October 31,
	2023	2022
Notes payable – related party, net of discount	$-	$1,025,497
Notes payable – investors, net of discounts	-	4,137,720
Bridge Note, net of discounts	-	265,719
Total Notes payable	$-	$5,428,936

Notes payable as of October 31, 2022 and 2021, consisted of the following:

	As of October 31,	As of October 31,
	2022	2021
Notes payable – related party, net of discount	$1,025,497	$3,661,885
Notes payable – investors, net of discounts	4,137,720	-
Bridge Note, net of discounts	265,719	-
Total Notes payable	$5,428,936	$3,661,885